Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			15 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019	Mar. 31, 2022	Jul. 14, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 17,112
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 7 months 9 days
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					14,523,510
Number of shares outstanding	13,476,000	12,749,000
Dividend yield	0.00%
Expected volatility	31.50%
Expected term	6 years 3 months
Exercised (in shares)	435,000
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 8,228
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.81%
Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					7,150,814
Equity Incentive Plan 2014 And 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					14,523,510
Forecast | Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost				$ 11,542
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 13,634	$ 3,960	$ 2,312
Stock Options | Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock | Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Stock compensation expense		$ 624
Unvested restricted stock (in shares)	89	177
Weighted average grant date fair value (in dollars per share)
Granted (in shares)	0